Policyholder claims and benefits (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Policyholder Claims and Benefits

	2022	2021 1)	2020 1)
Benefits and claims paid life	17,313	16,971	12,973
Benefits and claims paid non-life	1,305	1,240	1,290
Change in valuation of liabilities for insurance contracts	(24,879)	19,504	19,723
Change in valuation of liabilities for investment contracts	(10,398)	2,420	1,898

Other	(20)	(38)	(19)
Total	(16,680)	40,097	35,865

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.